Employee benefit plans - Net pension liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net defined benefit liability and asset
Balance at beginning of year	€ 692,638
Balance at end of year	€ 590,684	€ 692,638
Weighted average duration of defined benefit obligation	14 years	15 years
United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	€ 657,239
Balance at end of year	554,730	€ 657,239
Countries other than US, France, and Germany
Net defined benefit liability and asset
Balance at beginning of year	35,399
Balance at end of year	35,954	35,399
Benefit obligation | United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	917,071	890,025
Foreign currency translation gains/losses	(39,423)	20,472
Current service cost	23,755	28,748
Past service cost	(1,678)	(481)
(Gains) losses from settlement	216
Interest expense (income)	37,980	37,304
Transfer of plan participants	(1,063)	18
Actuarial (gains) losses arising from changes in financial assumptions	(75,217)	(19,944)
Actuarial (gains) losses arising from changes in demographic assumptions	5	17
Actuarial (gains) losses arising from experience adjustments	(1,572)	(185)
Remeasurements	(76,784)	(20,112)
Benefits paid	(36,899)	(38,903)
Settlements paid	(4,838)
Balance at end of year	818,337	917,071
Plan assets | United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	(259,832)	(255,772)
Foreign currency translation gains/losses	31,103	(15,547)
Interest expense (income)	(13,135)	(13,169)
Actuarial (gains) losses arising from experience adjustments	4,322	4,122
Actual return on plan assets	(8,813)	(9,047)
Employer contributions	(55,746)	(7,968)
Benefits paid	25,059	28,502
Settlements paid	4,622
Balance at end of year	€ (263,607)	€ (259,832)